CORPORATE INCOME TAXES (Narrative) (Details)	Jul. 31, 2026 CAD ($)	Jul. 31, 2026 USD ($)	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 USD ($)
Income taxes paid (refund) [Abstract]
Non-capital losses	$ 8,263,000	$ 3,000
Unclaimed resource deductions	$ 4,142,000	$ 14,233,000	$ 1,195,000	$ 0